COSTS AND EXPENSES BY NATURE - Schedule of payments for leases of low-value assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Material income and expense [abstract]
Payments for leases of low-value assets	$ (22,165)	$ (18,555)	$ (16,632)
Total	$ (22,165)	$ (18,555)	$ (16,632)